Other assets (Narrative) (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Other Assets, Noncurrent			¥ 11,607